Debt - Short-Term Notes Payable Narrative (Details)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) loan	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Apr. 30, 2023	Oct. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Unamortized debt issuance costs	$ 151,000			$ 251,000		$ 251,000		$ 151,000
Interest expense				5,619,000	$ 5,674,000	15,940,000	$ 15,601,000	22,223,000	$ 8,291,000
Notes Payable to Banks
Short-Term Debt [Line Items]
Principal amount												$ 3,756,000
Interest rate			7.75%								7.75%	6.50%
Principal balance paid off		$ 3,756,000
Number of short-term loan agreements | loan			2
Debt instrument, term	1 year		6 months
Unamortized debt issuance costs	$ 4,000			13,000		13,000		4,000	52,000
Amortization of debt issuance costs				13,000	78,000	18,000	100,000	175,000	162,000
Interest expense				$ 122,000	$ 414,000	$ 370,000	$ 571,000	$ 928,000	$ 578,000
Notes Payable to Banks | Bank 2, Loan 1
Short-Term Debt [Line Items]
Principal amount			$ 8,000,000
Notes Payable to Banks | Bank 2, Loan 2
Short-Term Debt [Line Items]
Principal amount			$ 6,400,000							$ 6,400,000